Note 37 - Interest Income and Expense - Interest Expense Break Down By Origin (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Income And Expense
Central banks Interest Expense (Interest Expense)	€ (80)	€ (123)	€ (192)
Deposits from credit institutions Interest Expenses (Interest Expense)	(2,023)	(1,880)	(1,367)
Customer deposits Interest Expenses(Interest Expense)	(6,523)	(5,814)	(5,766)
Debt instruments Issued interest expenses(Interest Expense)	(1,936)	(1,930)	(2,323)
Total Adjustments of expenses as a result of hedging transactions (Interest Expense)	323	(665)	574
Cash flows hedges interest expenses (Interest Expense)	(46)	(38)	(42)
Fair value hedges interest expenses (Interest Expense)	368	(627)	616
Interest and similar expenses	(119)	(125)	(96)
Insurance activity interest expense (Interest Expense)	(607)	(682)	(846)
Other expenses interest expenses(Interest Expense)	(1,274)	(316)	(634)
Total Interest Expenses (Income Statement)	€ (12,239)	€ (11,537)	€ (10,648)